Revision of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of previously issued audited balance sheet
	As Previously Reported	Adjustment	As Revised
Balance Sheet at March 5, 2021, as restated
Forward Purchase Agreement liability	$—	$53,954	$53,954
Warrant Liability	—	16,576,773	16,576,773
Class A ordinary shares subject to possible redemption	214,639,150	(16,625,000)	198,014,150
Class A ordinary share	104	166	270
Additional paid-in capital	5,024,690	566,360	5,591,050
Accumulated deficit	$(25,438)	$(566,524)	$(591,962)